Fair Value of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Entity Information [Line Items]
Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value
The following tables present the fair value hierarchy for assets and liabilities measured at fair value (in thousands):

December 31, 2017	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Total
Assets:
Borrower Loans	$—	$—	$293,005	$293,005
Loans Held for Sale	—	—	49	49
Available for Sale Investments, at Fair Value	—	53,147	—	53,147
Servicing Assets	—	—	14,711	14,711
Total Assets	—	53,147	307,765	360,912
Liabilities:
Notes	$—	$—	$293,948	$293,948
Servicing Liabilities	—	—	59	59
Convertible Preferred Stock Warrant Liability	—	—	116,366	116,366
Loan Trailing Fee Liability	—	—	2,595	2,595
Total Liabilities	$—	$—	$412,968	$412,968

December 31, 2016	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Total
Assets:
Borrower Loans	$—	$—	$315,627	$315,627
Loans Held for Sale	—	—	624	624
Available for Sale Investments, at Fair Value	—	32,769	—	32,769
Servicing Assets	—	—	12,786	12,786
Total Assets	—	32,769	329,037	361,806
Liabilities:
Notes	$—	$—	$316,236	$316,236
Servicing Liabilities	$—	$—	$198	$198
Convertible Preferred Stock Warrant Liability	$—	$—	$21,711	$21,711
Loan Trailing Fee Liability	$—	$—	$665	$665
Total Liabilities	$—	$—	$338,810	$338,810

Quantitative Information About Significant Unobservable Inputs	Borrower Loans, Loans Held for Sale and Notes:

Range
Unobservable Input	December 31, 2017	December 31, 2016
Discount rate	4.0% - 14.4%	4.0% - 15.9%
Default rate	2.0% - 15.4%	1.7% - 14.9%

Significant Unobservable Inputs Fair Value
Servicing Assets and Liabilities:

Range
Unobservable Input	December 31, 2017	December 31, 2016
Discount rate	15% - 25%	15% - 25%
Default rate	1.5% - 16.1%	1.5% - 15.2%
Prepayment rate	13.5% - 30.2%	13.6% - 26.6%
Market servicing rate (1)	0.625%	0.625%

(1) Excludes collection fees that would be passed on to a hypothetical third-party servicer. As of December 31, 2017 and 2016, the market rate for collection fees and non-sufficient fund fees was assumed to be 7 basis points and 7 basis points for a weighted-average total market servicing rate of 69.5 basis points and 69.5 basis points respectively.

Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following tables present additional information about level 3 Borrower Loans, Loans Held for Sale and Notes measured at fair value on a recurring basis (in thousands):

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Borrower Loans	Notes	Loans Held for Sale	Total
Balance at January 1, 2017	$315,627	$(316,236)	$624	$15
Purchase of Borrower Loans/Issuance of Notes	194,887	(194,391)	2,619,130	$2,619,626
Principal repayments	(188,199)	191,828	(89)	$3,540
Borrower Loans sold to third parties	(3,855)	—	(2,619,620)	$(2,623,475)
Other changes	97	(180)	(3)	$(86)
Change in fair value	(25,552)	25,031	7	$(514)
Balance at December 31, 2017	$293,005	$(293,948)	$49	$(894)

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Borrower Loans	Notes	Loans Held for Sale	Total
Balance at January 1, 2016	$297,273	$(297,405)	$32	$(100)
Purchase of Borrower Loans/Issuance of Notes	217,582	(217,767)	1,979,952	1,979,767
Principal repayments	(171,195)	173,958	(447)	2,316
Borrower Loans sold to third parties	(2,515)	—	(1,978,905)	(1,981,420)
Other changes	416	(591)	(1)	(176)
Change in fair value	(25,934)	25,569	(7)	(372)
Balance at December 31, 2016	$315,627	$(316,236)	$624	$15

Schedule of Servicing Assets and Liabilities Measured at Fair Value
The following table presents additional information about the level 3 servicing assets and liabilities measured at fair value on a recurring basis (in thousands):

	Servicing Assets	Servicing Liabilities
Fair Value at January 1, 2016	$14,363	$484
Additions	9,833	9
Less: Changes in fair value	(11,410)	(295)
Fair Value at December 31, 2016	12,786	198
Additions	14,138	—
Less: Changes in fair value	(12,213)	(139)
Fair Value at December 31, 2017	$14,711	$59

Level 3 Liabilities Measured on Recurring Basis
The following table presents additional information about level 3 Preferred Stock Warrant Liability measured at fair value on a recurring basis (in thousands):

Balance as of January 1, 2016	$—
Add Issuances of Preferred Stock Warrant	21,704
Change in fair value of the preferred stock warrant liability	$7
Balance at December 31, 2016	$21,711
Add Issuances of Preferred Stock Warrant	65,516
Change in fair value of the preferred stock warrant liability	29,139
Balance at December 31, 2017	$116,366
The following table presents additional information about level 3 Loan Trailing Fee Liability measured at fair value on a recurring basis (in thousands):

Balance as of January 1, 2016	$—
Issuances	647
Cash payment of Loan Trailing Fee	(21)
Change in fair value	39
Balance at December 31, 2016	$665
Issuances	2,631
Cash payment of Loan Trailing Fee	(956)
Change in fair value	255
Balance at December 31, 2017	$2,595

Fair Value Assumptions for Loans Held for Sale, Borrower Loans and Notes
Key economic assumptions and the sensitivity of the current fair value to immediate changes in those assumptions at December 31, 2017 for Borrower Loans, Loans Held for Sale and Notes originated through the Note Channel are presented in the following table (in thousands, except percentages):

	Borrower Loans / Loans Held for Sale		Notes
Fair value at December 31, 2017	$293,054		$293,948
Discount rate assumption:	7.15%	*	7.15%	*
Resulting fair value from:
100 basis point increase	$290,116		$290,948
200 basis point increase	287,206		288,024
Resulting fair value from:
100 basis point decrease	$296,169		$297,028
200 basis point decrease	299,319		300,192

Default rate assumption:	13.52%	*	13.52%	*
Resulting fair value from:
100 basis point increase	$289,386		$290,202
200 basis point increase	285,792		286,581
Resulting fair value from:
100 basis point decrease	$296,868		$297,742
200 basis point decrease	300,679		301,584

* Represents weighted average assumptions considering all credit grades.

Schedule of Prosper's and Prosper Funding's Estimated Fair Value of Servicing Assets and Liabilities
The following table presents the estimated impact on Prosper’s estimated fair value of servicing assets and liabilities, calculated using different market servicing rates and different default rates as of December 31, 2017 (in thousands, except percentages).

	Servicing Assets	Servicing Liabilities
Fair value at December 31, 2017	$14,711	$59
Market servicing rate assumptions	0.625%	0.625%
Resulting fair value from:
Market servicing rate increase to 0.65%	$13,816	$65
Market servicing rate decrease to 0.60%	$15,690	$53

Weighted average prepayment assumptions	19.80%	19.80%
Resulting fair value from:
Applying a 1.1 multiplier to prepayment rate	$14,509	$59
Applying a 0.9 multiplier to prepayment rate	$14,882	$60

Weighted average default assumptions	13.00%	13.00%
Resulting fair value from:
Applying a 1.1 multiplier to default rate	$14,556	$59
Applying a 0.9 multiplier to default rate	$14,954	$59

Prosper Funding LLC
Entity Information [Line Items]
Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value
The following tables present the fair value hierarchy for assets and liabilities measured at fair value (in thousands):

December 31, 2017	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Fair Value
Assets
Borrower Loans	$—	$—	$293,005	$293,005
Servicing Assets	—	—	14,598	$14,598
Loans Held for Sale	—	—	49	49
Total Assets	—	—	307,652	307,652
Liabilities
Notes	$—	$—	$293,948	$293,948
Servicing Liabilities	—	—	59	59
Loan Trailing Fee Liability	—	—	2,595	2,595
Total Liabilities	$—	$—	$296,602	$296,602

December 31, 2016	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Fair Value
Assets
Borrower Loans	$—	$—	$315,627	$315,627
Servicing Assets	—	—	12,461	12,461
Loans Held for Sale	—	—	624	624
Total Assets	—	—	328,712	328,712
Liabilities
Notes	$—	$—	$316,236	$316,236
Servicing Liabilities	—	—	198	198
Loan Trailing Fee Liability	—	—	665	665
Total Liabilities	—	—	317,099	317,099

Quantitative Information About Significant Unobservable Inputs
The following tables present quantitative information about the significant unobservable inputs used for Prosper Funding’s level 3 fair value measurements at December 31, 2017:
Borrower Loans, Loans Held for Sale and Notes:

Range
Unobservable Input	December 31, 2017	December 31, 2016
Discount rate	4.0% - 14.4%	4.0% - 15.9%
Default rate	2.0% - 15.4%	1.7% - 14.9%

Significant Unobservable Inputs Fair Value
Servicing Assets and Liabilities:

Range
Unobservable Input	December 31, 2017	December 31, 2016
Discount rate	15% - 25%	15% - 25%
Default rate	1.5% - 16.1%	1.5% - 15.2%
Prepayment rate	13.5% - 30.2%	13.6% - 26.6%
Market servicing rate (1)	0.625%	0.625%

(1) Excludes collection fees that would be passed on to a hypothetical third-party servicer. As of December 31, 2017 and 2016, the market rate for collection fees and non-sufficient funds fees was assumed to be 7 basis points and 7 basis points for a weighted-average total market servicing rate of 69.5 basis points and 69.5 basis points respectively.

Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following tables present additional information about level 3 Borrower Loans, Loans Held for Sale and Notes measured at fair value on a recurring basis (in thousands):

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Borrower Loans	Notes	Loans Held for Sale	Total
Balance at January 1, 2017	$315,627	$(316,236)	$624	$15
Purchase of Borrower Loans/Issuance of Notes	194,887	(194,391)	2,619,130	2,619,626
Principal repayments	(188,199)	191,828	(89)	3,540
Borrower loans sold to third parties	(3,855)	—	(2,619,620)	(2,623,475)
Other changes	97	(180)	(3)	(86)
Change in fair value	(25,552)	25,031	7	(514)
Balance at December 31, 2017	$293,005	$(293,948)	$49	$(894)

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Borrower Loans	Notes	Loans Held for Sale	Total
Balance at January 1, 2016	$297,273	$(297,405)	$32	$(100)
Purchase of Borrower Loans/Issuance of Notes	217,582	(217,767)	1,979,952	1,979,767
Principal repayments	(171,195)	173,958	(447)	2,316
Borrower loans sold to third parties	(2,515)	—	(1,978,905)	(1,981,420)
Other changes	416	(591)	(1)	(176)
Change in fair value	(25,934)	25,569	(7)	(372)
Balance at December 31, 2016	$315,627	$(316,236)	$624	$15

Schedule of Servicing Assets and Liabilities Measured at Fair Value
The following table presents additional information about level 3 servicing assets and liabilities measured at fair value on a recurring basis (in thousands):

	Servicing Assets	Servicing Liabilities
Fair Value at January 1, 2016	$13,605	$484
Additions	9,833	9
Less: Changes in fair value	(10,977)	(295)
Balance at December 31, 2016	$12,461	$198
Additions	14,138	—
Less: Changes in fair value	(12,001)	(139)
Fair Value at December 31, 2017	$14,598	$59

Level 3 Liabilities Measured on Recurring Basis
The following table presents additional information about level 3 Loan Trailing Fee Liability measured at fair value on a recurring basis (in thousands):

Balance at January 1, 2016	$—
Issuances	647
Cash payment of Loan Trailing Fee	(21)
Change in fair value	39
Balance at December 31, 2016	$665
Issuances	2,631
Cash payment of Loan Trailing Fee	(956)
Change in fair value	255
Balance at December 31, 2017	$2,595

Fair Value Assumptions for Loans Held for Sale, Borrower Loans and Notes
Key economic assumptions and the sensitivity of the current fair value to immediate changes in those assumptions at December 31, 2017 for Borrower Loans, Loans Held for Sale and Notes originated through the Note Channel are presented in the following table (in thousands, except percentages):

	Borrower Loans / Loans Held for Sale		Notes
Fair value at December 31, 2017	$293,054		$293,948
Discount rate assumption:	7.15%	*	7.15%	*
Resulting fair value from:
100 basis point increase	$290,116		$290,948
200 basis point increase	287,206		288,024
Resulting fair value from:
100 basis point decrease	$296,169		$297,028
200 basis point decrease	299,319		300,192

Default rate assumption:	13.52%	*	13.52%	*
Resulting fair value from:
100 basis point increase	$289,386		$290,202
200 basis point increase	285,792		286,581
Resulting fair value from:
100 basis point decrease	$296,868		$297,742
200 basis point decrease	300,679		301,584

Schedule of Prosper's and Prosper Funding's Estimated Fair Value of Servicing Assets and Liabilities
The following table presents the estimated impact on Prosper Funding’s estimated fair value of servicing assets and liabilities, calculated using different market servicing rates, prepayment rates and different default rates as of December 31, 2017 (in thousands, except percentages).

	Servicing Assets	Servicing Liabilities
Fair value at December 31, 2017	$14,598	$59
Weighted average market servicing rate assumptions	0.625%	0.625%
Resulting fair value from:
Servicing rate increase to 0.65%	13,670	65
Servicing rate decrease to 0.60%	15,525	53

Weighted average prepayment assumptions	19.80%	19.80%
Resulting fair value from:
Applying a 1.1 multiplier to prepayment rate	14,414	59
Applying a 0.9 multiplier to prepayment rate	14,784	60

Weighted average default assumptions	13.00%	13.00%
Resulting fair value from:
Applying a 1.1 multiplier to default rate	14,403	59
Applying a 0.9 multiplier to default rate	14,796	59